Taxes	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Taxes

12.	Taxes

12.1 Deferred income tax and social contribution

Consolidated				Recognized					Recognized
	Balance as of	Recognized	Other	comprehensive	Balance as of	Recognized	Other	Reclassi-	comprehensive	Balance as of
	January 1, 2022	in income	(a)	income	December 31, 2022	in income	(a)	fication (b)	income	December 31, 2023
Noncurrent assets
Provision for allocation of PIS and Cofins credits	-	629,427	-	-	629,427	19,985	-	-	-	649,412
Provisions for legal claims	502,873	132,175	-	-	635,048	(41,717)	4,643	(5,496)	-	592,478
Post-employment benefits	429,121	22,724	-	(88,548)	363,297	14,774	-	(2,466)	129,007	504,612
Fair value in the purchase and sale of power	185,460	65,700	-	-	251,160	5,060	-	-	-	256,220
Impairment of assets	313,275	(17,486)	-	-	295,789	(73,376)	-	(9,126)	-	213,287
Voluntary retirement program	23,030	(22,551)	-	-	479	207,330	-	-	-	207,809
Expected credit losses	151,149	(11,412)	-	-	139,737	1,852	-	(633)	-	140,956
Tax losses and negative tax basis	121,802	73,260	-	-	195,062	(55,382)	(124)	(36,271)	-	103,285
Taxes with suspended liability	74,665	7,516	-	-	82,181	7,672	-	-	-	89,853
Lease liability	55,659	19,124	-	-	74,783	(121)	-	-	-	74,662
Research and development and energy efficiency programs	138,849	(11,766)	-	-	127,083	(59,818)	-	-	-	67,265
Amortization - concession	52,429	5,220	-	-	57,649	5,220	-	-	-	62,869
Provisions for performance and profit sharing	115,871	(100,957)	-	-	14,914	35,889	-	-	-	50,803
Concession contracts	19,769	(1,067)	-	-	18,702	(1,069)	-	-	-	17,633
Others	101,047	22,814	-	-	123,861	5,011	-	-	-	128,872
	2,284,999	812,721	-	(88,548)	3,009,172	71,310	4,519	(53,992)	129,007	3,160,016
(-) Noncurrent liabilities
Concession contracts	1,788,474	51,919	8,155	-	1,848,548	6,891	209,086	(38,064)	-	2,026,461
Deemed cost of property, plant and equipment	326,497	(18,810)	-	-	307,687	(16,769)	-	-	-	290,918
Accelerated depreciation	102,324	25,832	-	-	128,156	18,382	-	-	-	146,538
Fair value in the purchase and sale of power	290,964	76,834	-	-	367,798	6,775	-	-	-	374,573
Escrow deposits monetary variation	65,119	7,708	-	-	72,827	12,063	-	-	-	84,890
Right-of-use asset	54,980	16,897	-	-	71,877	(1,552)	-	-	-	70,325
Transaction cost on loans and financing and debentures	28,036	2,280	-	-	30,316	11,348	-	-	-	41,664
Others	30,174	21,672	-	3,500	55,346	17,125	-	(16,552)	(2,167)	53,752
	2,686,568	184,332	8,155	3,500	2,882,555	54,263	209,086	(54,616)	(2,167)	3,089,121
Net	(401,569)	628,389	(8,155)	(92,048)	126,617	17,047	(204,567)	624	131,174	70,895
Assets presented in the Statement of Financial Position	963,259				1,644,299					1,757,688
Liabilities presented in the Statement of Financial Position	(1,364,828)				(1,517,682)					(1,686,793)
(a) Effects mainly of business combinations occurring in 2023 (Note 1.2) and 2022.
(b) Reclassification to Assets classified as held for sale (Note 39).

12.1.1	Projection for realization of deferred income tax and social contribution:

The projection of deferred tax credits realization recorded in noncurrent assets and liabilities is based on the realization period of each item of deferred assets and liabilities and tax losses, according to future results projections. These projections were evaluated by the Supervisory Board and approved by the Board of Directors on February 29, 2024.

The criteria used for the realization of each item are related to the predictability of realization of the main value that gave rise to the temporary difference. When the expectation of realization of the item is difficult to predict, mainly because it is not under the control of the Company, such as provisions for legal claims, the Company adopts history of realization to project its future realization.

Following are the items that were the basis for the setup of the main credits of the company, as well as their form of realization:

- Provision for allocation of PIS and Cofins credits: will be carried out as the amounts are passed on in the tariff review and readjustment processes approved by the regulatory body, if any, or by the reversal of the respective provision;

- Provisions for post-employment benefits: realized as the payments are made to the Copel Foundation or reversed according to new actuarial estimates;

-  Provisions for legal claims: realized according to court decisions or by the reversal when the possible risk of the shares is reviewed;

-  Impairment of assets: realized through the amortization and/or depreciation of the impaired asset;

-  Deemed cost: realized through the amortization and/or depreciation of the valued asset;

-  Amounts related to the concession agreement: realized over the term of the agreement;

-   Amounts related to tax losses and negative tax basis: recovered by offsetting against future taxable income, considering the limit established in the legislation;

-   Other amounts: realized when they meet the deductibility criteria provided for in tax legislation, or upon reversal of the recorded amounts.

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2024	1,011,652	(349,672)
2025	712,514	(326,304)
2026	200,526	(275,776)
2027	101,950	(231,884)
2028	63,152	(198,029)
2029 to 2031	150,686	(489,463)
after 2031	919,536	(1,217,993)
	3,160,016	(3,089,121)

12.1.2	Unrecognized tax credits

In addition to the deferred income tax and social contribution credits recorded in assets, on December 31, 2023, the Company did not recognize income tax and social contribution credits on income tax and social contribution tax losses in the amount of R$87,410 (R$197,540, as of December 31, 2022) for not having reasonable assurance of generation of future taxable profits sufficient to allow the utilization of these tax credits, mainly at Cutia Empreendimentos Eólicos S.A. (subsidiary of Copel GeT). As a result of the divestment process, the value of unrecognized credits of UEGA as of December 31, 2023, is presented in Note 39.

12.2 Other taxes recoverable and other tax obligations

	12.31.2023	12.31.2022
Current assets
Recoverable ICMS (VAT)	158,010	128,288
Recoverable PIS/Pasep and Cofins taxes (a)	784,593	1,110,659
Other recoverable taxes	740	747
	943,343	1,239,694
Noncurrent assets
Recoverable ICMS (VAT)	190,229	171,374
Recoverable PIS/Pasep and Cofins taxes (a)	1,982,826	2,421,176
Other recoverable taxes	83,101	34,743
	2,256,156	2,627,293
Current liabilities
ICMS (VAT) payable (Note 12.2.2)	194,734	149,506
ICMS installment payment (Note 12.2.3)	11,365	10,437
PIS/Pasep and Cofins payable	34,616	70,423
IRRF on interest on capital	31,200	11,372
Special Tax Regularization Program - Pert	62,420	57,046
Other taxes	11,748	4,822
	346,083	303,606
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	264,868	242,248
ICMS installment payment (Note 12.2.3)	29,921	37,883
Special Tax Regularization Program - Pert	317,304	347,029
Other taxes	-	6,331
	612,093	633,491
* Balances of assets and liabilities presented on a net basis, considering the Company's right and intention to realize the assets and liabilities on a net basis.
(a) The balance contains amounts referring Pis and Cofins credit on ICMS (Note 12.2.1)

12.2.1	Pis and Cofins credit on ICMS - Copel Distribuição

On August 12, 2009, Copel DIS filed for a writ of mandamus No. 5032406-35.2013.404.7000 with the 3rd Federal Court of Curitiba applying for the granting of an order to stop including ICMS in the PIS and Cofins tax base on June 16, 2020, a final unappealable ruling was handed down by the 2nd Panel of the Federal Regional Court of the 4th Region recognizing the right of Copel DIS to exclude from the PIS and Cofins tax base the full amount of ICMS included in the energy supply and distribution invoices. The ruling also recognized that the limitation period, in this case, is of five years and that, therefore, Copel has the right to recover the amounts that have been paid during the five years preceding the filing of the writ of mandamus until the date of the final unappealable decision.

Based on this favorable decision, Copel DIS recognized the updated tax credit in assets which, after the credits were enabled by the Brazilian Federal Revenue Service, has been recovered through compensation with taxes payable since June 2021, for the Cofins credit and since January 2024 for PIS credit.

On May 13, 2021, the Federal Supreme Court concluded the judgment of the motions for clarification filed by the Federal Government in Extraordinary Appeal 574.706/PR, partially granting the following terms: (i) relating to ICMS excluded from the PIS and Cofins calculation basis, the understanding that it is the highlighted ICMS prevailed; and (ii) modulate the effects of the judgment whose production will take place after March 15, 2017, except for the judicial and administrative actions filed up to the date of the session in which the judgment was delivered. Therefore, the final decision on this matter did not impact the final and unappealable decision in favor of Copel DIS, maintaining the treatment and amounts recorded.

The following table shows the movement of the asset:

Balance as of January 1, 2022		4,355,265
Monetary variation		294,952
Offsetting with taxes payable		(1,165,601)
Balance as of December 31, 2022		3,484,616
Monetary variation		256,492
Offsetting with taxes payable		(1,075,244)
Balance as of December 31, 2023		2,665,864
	Current	777,481
	Noncurrent	1,888,383

The asset will continue to be offset against future federal tax debts, respecting the deadlines and limits established by current tax legislation.

a)  Liabilities to be refunded to consumers

The Company recorded a liability to be refunded to consumers related to the recovery of tax credits for the last 10 years, counting from the date of the final and unappealable decision, considering the current legislation, the statute of limitations period defined in the civil code and the jurisprudence of the courts.

On February 09, 2021, Aneel opened Public Consultation No. 05/2021 aimed at discussing how to return tax credits to consumers, proposing that the amounts to be returned for each tariff cycle (credits with the Brazilian Federal Revenue Office, added to any judicial deposits already received by the concessionaire/permissionaire) are deducted from the electricity bill, through apportionment by the set of consumers.

Additionally, Aneel Order No. 361/2021 established that in exceptional situations, in which there is a possibility of a significant tariff increase, part of the PIS and Cofins credits may be used in advance of the conclusion of the public consultation, limited to 20% of the total involved in lawsuits filed by distributors.

The following table shows the movement of liabilities:

Balance as of January 1, 2022		3,326,795
Monetary variation		261,463
(-) Transfer to sectorial financial liabilities (Note 8)		(1,593,100)
Balance as of December 31, 2022		1,995,158
Monetary variation		199,241
(-) Transfer to sectorial financial liabilities (Note 8)		(1,462,673)
Balance as of December 31, 2023		731,726
	Current	558,591
	Noncurrent	173,135

The balance of the liability will be refunded to the consumer as the tax credits in the asset are offset.

b)  Provision for allocation of PIS and Cofins credits

On June 27, 2022, Federal Law No. 14,385 was enacted, regulating the allocation of tax amounts overcharged by public electricity distribution service providers, due to the collection of PIS and Cofins on ICMS, recognized by the judiciary as undue.

As detailed earlier in this note, Copel DIS has recognized the right to exclude the full amount of ICMS from the PIS and Cofins calculation basis and has already transferred part of these amounts to consumers, through reductions in the tariff adjustments approved by Aneel.

In this context, despite the lack of regulation of this Law, based on the review of the risk assessment carried out by Management, Copel DIS decided to recognize an additional provision, with no immediate cash effect, referring to the period between the 11th and the 16th year from the date of the final and unappealable decision of the lawsuit. Therefore, on June 30, 2022, R$810,563 of provision for allocation of PIS and Cofins credits and R$1,011,370 of monetary restatement were recorded, totaling R$1,821,933.

The Management of Copel DIS understands that the refund to consumers is limited to the tax credit amounts of the last 10 years from the date of the final and unappealable decision and, therefore, is evaluating the appropriate measures to be taken, including legal measures, considering the shelter given to unappealable decisions and applicable limitation periods.

On December 12, 2022, the Brazilian Association of Electric Energy Distributors - Abradee filed a Direct Action of Unconstitutionality - ADI with the Federal Supreme Court - STF, questioning Law No. 14,385/2022. The judgement was included in the virtual sessions from November 10, 2023, to November 20, 2023, and, after the vote of the reporting minister, who dismissed the request made in the direct action, the case was highlighted for judgment in a physical plenary session, which has not yet been carried out. The Company awaits the unfolding of the ADI.

The table below shows the changes in the provision:

Balance as of January 1, 2022	-
Provision for allocation of PIS and Cofins credits	810,563
Monetary variation	1,011,370
Balance as of June 30, 2022	1,821,933
Monetary variation	29,324
Balance as of December 31, 2022	1,851,257
Monetary variation	58,518
Balance as of December 31, 2023	1,909,775

Any allocation of this provision will occur only after the asset's tax credits are offset.

12.2.2	ICMS on electricity operations

Supplementary Law No. 194/2022 was published on June 23, 2022, prohibiting that ICMS rates be set on electricity transactions at a level higher than on general transactions, considering the essentiality of related goods and services. Furthermore, it set forth that ICMS is not levied on transmission and distribution services and sector charges related to electric energy transactions. In compliance with the law, and after issue of state tax authorities’ opinions, the Company implemented the necessary changes in September 2022 to comply with the legislation. However, on February 9, 2023, the Brazilian Supreme Court - STF granted States, in a preliminary decision, in the records of Direct Action of Unconstitutionality - ADI 7195, suspension of the article that excluded such items from the taxed portion of the electricity bill. Considering this decision, the Company resumed ICMS taxation on said services and sector charges. On March 3, 2023, the preliminary injunction was approved by the Plenary of the STF. The merits of this ADI are pending judgment.

12.2.3	Incentive installment payment program for ICMS tax credits in the State of Paraná

On September 27, 2022, the Company adhered to the installment payment program for previously recognized ICMS, established by the State of Paraná through State Law No. 20946/2021, regulated by State Decree No. 10766/2022, wherein R$92,249 debts were entered in its report of tax position, updated until September 2022 with fine, interest and monetary restatement. By adhering to said program, the Company reduced R$41,696 in charges, with a consolidated balance of R$50,553 at the adhesion date, to be paid in 60 monthly installments until September 2027, according to the mentioned program regulation. The Company has been paying the monthly installments on a regular basis, restated by the Selic rate.

12.3	Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

		Restated	Restated
	12.31.2023	12.31.2022	12.31.2021
Income before IRPJ and CSLL	2,489,724	942,888	4,580,425
(-) Equity in income	(307,808)	(478,577)	(366,315)
	2,181,916	464,311	4,214,110
IRPJ and CSLL (34%)	(741,851)	(157,866)	(1,432,797)
Tax effects on:
Interest on equity (JSCP)	325,720	329,800	223,380
Dividends	453	250	437
Non deductible expenses	(22,701)	(25,172)	(24,679)
Tax incentives	9,905	11,492	40,011
Unrecognized tax loss and negative basis of CSLL	(24,345)	(29,870)	(29,002)
Difference between tax bases of deemed profit and taxable profit	18,844	35,677	49,638
Effect of non taxable monetary variation (Selic) on undue tax payments	87,207	100,282	-
Others	(7,289)	16,506	(5,512)
Current IRPJ and CSLL	(371,104)	(368,035)	(372,180)
Deferred IRPJ and CSLL	17,047	649,134	(806,344)
Effective rate - %	16.2%	-60.5%	28.0%

12.4	Consumption tax reform

On December 20, 2023, the Constitutional Amendment – EC 132 approved the consumption tax reform, which replaces five taxes (PIS, Cofins, IPI, ICMS and ISS) with a Dual Value Added Tax (IVA) of international standard, formed by the Contribution on Goods and Services - CBS, federal, and by the Tax on Goods and Services - IBS, from states and municipalities. The reform also creates the Selective Tax, of a regulatory nature, with the aim of discouraging the consumption of goods and services that are harmful to health and the environment.

According to the EC, the new taxes will come into force in 2026 (year of “calibration”), with complete implementation starting in 2033, ending the validity of the current taxes by 2032. The application of the new taxes will rely on general rules of full non-cumulative nature (broad crediting), equivalent rules for IBS and CBS, equalized rates (except for specific reduction benefits), broad tax base, taxation at destination and outside calculation. As foreseen in the text of the EC, there will still be a need for regulations through complementary laws that should occur during the year 2024.

Considering the general rules established at the level of this EC, it is still not possible to accurately determine the final impacts of the referred reform for the Company. However, considering that Copel operates in regulated businesses, with prices and tariffs subject to contractual economic-financial rebalancing clauses, the Company expects that the implementation of the new taxes will not generate a relevant impact on its future results. For business segments with the application of free negotiation prices, the current contracts also have economic-financial rebalancing clauses or, alternatively, they may be subject to the application of article 21 of this EC, so that there is also no expectation of relevant impacts on the Company's future results.